Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 909,936	¥ 699,534
Net interest revenue	29,826	18,729
Net revenue	939,762	718,263
Non-interest expenses	701,828	613,628
Income before income taxes	237,934	104,635
Wealth Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	225,535	188,301
Net interest revenue	5,132	2,681
Net revenue	230,667	190,982
Non-interest expenses	143,120	138,990
Income before income taxes	87,547	51,992
Investment Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	105,150	76,357
Net interest revenue	(1,393)	(4,721)
Net revenue	103,757	71,636
Non-interest expenses	48,643	44,794
Income before income taxes	55,114	26,842
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	493,208	387,061
Net interest revenue	15,019	7,876
Net revenue	508,227	394,937
Non-interest expenses	441,812	384,572
Income before income taxes	66,415	10,365
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	86,043	47,815
Net interest revenue	11,068	12,893
Net revenue	97,111	60,708
Non-interest expenses	68,253	45,272
Income before income taxes	¥ 28,858	¥ 15,436